PENSIONS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) defined_benefit_plan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pensions:
Defined contribution scheme, charge to net income	$ 1,700	$ 2,200	$ 2,100
Number of defined benefit schemes | defined_benefit_plan	2
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Administrative (income)/expenses, Vessel operating expenses
Net periodic benefit cost	$ 1,682	1,916	1,956
Expected amortization of gain (loss), next fiscal year	(800)	(1,100)
Accumulated benefit obligation	33,900	46,700
Accumulated other comprehensive income (loss), gain (loss), before tax	4,400	10,900
Other comprehensive income, tax on actuarial loss	300	700	$ 600
Employer contributions	2,900	2,900
Administrative Expense And Vessel Operating Expense
Pensions:
Net periodic benefit cost	1,600	1,700
General and Administrative Expense
Pensions:
Net periodic benefit cost	$ 100	$ 200